UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-08995
THE NAVELLIER MILLENNIUM FUNDS
One East Liberty, Third Floor
Reno Nevada 89501
1-800-887-8671
Agent for Service:
SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111
Registrant’s telephone number, including area code: (800) 887-8671
Date of Fiscal Year End: December 31, 2008
Date of Reporting Period: June 30, 2008

Item 1.	Reports to Stockholders

Navellier Millennium Funds 2008 SEMIANNUAL REPORT Internatinoal Growth Portfolio NAVELLIER Calculated Investing

SEMIANNUAL REPORT, June 30, 2008 (unaudited)
Navellier Millennium Funds

One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Dear Shareholder,

There was no love lost between growth managers and the first quarter of 2008; quite frankly, we too were glad to see the back of it! Being a growth manager, it’s hard to admit that value beat growth in the first three months of the year. Then the second quarter got off to a great start for the broad market when investors thought the Bear Stearns mess in March would be the nadir for financial stocks. Money flowed back into beaten down financials fairly aggressively during the first month of the quarter, forcing short sellers to cover their positions.

Meanwhile, many commodity-related stocks were performing quite well, too. Energy, steel, grain, and fertilizer companies were among some of the top performing sectors. But there was a big difference between the surge in financials and commodity-related stocks. The buying in financials was pure speculation, but the buying in commodity stocks had fundamental merit. The contrast between the two became more and more noticeable when inflation fears began to erode confidence in financial stocks in May, and drive several commodity prices to new highs.

In June, financial stocks suffered even more when analysts began to drastically reduce second-quarter earnings estimates for banks and brokerages, and raise write-down estimates. Conversely, most of the commodity stocks held up much better during that time.

The Navellier International Growth Portfolio, along with all the major indices was down for the first six months of the year with most of the damage being done in the first quarter. For the six months, the portfolio was down -8.16% while the Morgan Stanley E.A.F.E. Index was down -10.58%. During the second quarter, the situation was reversed with

International Growth Portfolio

Total Returns					EAFE
for Periods Ended			EAFE		Growth
June 30, 2008*	Fund		Index		Index

Six Months	(8	.16)%	(10	.58)%	(7	.84)%
One Year	2.18%		(10	.15)%	(4	.07)%
Annualized Five Year	17.10%		17.16%		16.64%
Annualized Since Inception**	3.32%		5.11%		3.18%
Value of a $10,000 investment over Life of Fund**	$12,906		$14,760		$12,774

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

** Inception September 5, 2000

NAVELLIER MILLENNIUM FUNDS

the portfolio finishing the quarter with a positive return of 0.46% as a result of investments in the energy sector while the E.A.F.E. Index was down -1.93%. Our investments in the materials and healthcare sectors had a positive impact on the portfolio while telecommunications services and information technology detracted from portfolio performance.

We remain very optimistic that growth will continue to substantially outperform value this year and likely for the next few years, as investors begin to recognize greater opportunities in growth stocks. Undoubtedly, there are multiple problems with the global and U.S. economies, and the outlook for key industries, such as aerospace, automotive, financials, retail, and shipping, is bleak. But there are other industries that are profiting in this challenging market environment, like agriculture, energy, mining, and metals.

Since the stock market is getting narrower, with fewer and fewer sectors offering meaningful alpha, Navellier’s dynamic stock selection process has shifted gears and realigned our portfolios to attempt to profit in this stagflation (slow economic growth plus inflation) environment that has been putting a drag on the main stock indexes.

The aggressive commodity inflation in food and energy has multiple causes. First, there is no doubt that pension funds are rushing to invest in commodities, as we have witnessed firsthand from some of our institutional clients. Second, since approximately 88% of all commodities are traded in U.S. dollars, the weak U.S. dollar is responsible for some of this inflation. Finally, there are key shortages of food (flood and rain damage to crops, shift to ethanol production), crude oil (many oil producing countries have declining production) and metals (China just allowed a 96.5% increase in steel prices). Since demand is outpacing supply in these areas, and prices are going up as a result, Navellier’s portfolios have increased their weightings in stocks that should benefit from these changes.

As we look forward to the second-quarter earnings announcement season that will commence in mid-July and run through early August, there is a lot of apprehension in the analyst community, which lowered estimates for the S&P 500 from -7.3% in May, to -9.6% in mid-June, and to -10.2% by the end of June. However, since Navellier’s strategies do not emulate indexes, our growth portfolios are focused on stocks with earnings growth projections that we believe will be very strong. As a result, even though this is shaping up to be a scary time for index investors, Navellier’s growth portfolios could be entering an exciting period.

Overall, there is no doubt that the current market environment is a scary place for passive investments. However, since our active approach to investing may have identified the critical path to follow in this stock market environment, we are optimistic about the future for our portfolios.

We encourage you to visit our website at www.navellier.com for regular updates on the fund and for our free weekly market commentary, Marketmail.

Sincerely,

LOUIS G. NAVELLIER
Chief Investment Officer/CEO

ARJEN KUYPER
President/COO

JAMES H. O’LEARY, CFA
Portfolio Manager

PHILLIP MITTELDORF
Assistant Portfolio Manager

* Source: Bureau of Labor Statistics

NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS

International Growth Portfolio	June 30, 2008 (unaudited)

Shares		Market Value

COMMON STOCKS - 98.6%
Aerospace/Defense - 1.1%
1,812	BAE Systems plc ADR (Britain)	$63,830

Automobiles - 1.8%
2,991	HONDA MOTOR CO., LTD. ADR (Japan)	101,784

Banking - 5.5%
7,136	Banco Sandander Central S.A. ADR (Spain)	129,803
1,592	Credit Suisse Group ADR (Switzerland)	72,134
1,381	HSBC Holdings plc ADR (Britain)	105,923

		307,860

Building Materials & Products - 1.1%
1,613	Chicago Bridge & Iron Co. N.V. ADR (Netherlands)	64,230

Business Services - 1.4%
2,802	ABB Ltd. ADR (Switzerland)*	79,353

Chemicals - 2.1%
525	Potash Corp. of Saskatchewan, Inc. (Canada)	119,999

Computer Equipment, Software & Services - 6.4%
2,101	KONAMI Corp. ADR (Japan)	73,220
3,246	Logitech International S.A. ADR (Switzerland)*	86,993
2,143	SAP AG ADR (Germany)	111,671
2,632	Trend Micro, Inc. ADR (Japan)	86,902

		358,786

Electronics - 8.6%
1,678	Canon, Inc. ADR (Japan)	85,930
6,784	Matsushita Electric Industrial Co., Ltd. ADR (Japan)	145,313
2,193	Nintendo Co., Ltd. ADR (Japan)	154,900
2,232	SONY CORP. ADR (Japan)	97,628

		483,771

NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS

International Growth Portfolio	June 30, 2008 (unaudited) (continued)

Shares		Market Value

Financial Services - 2.7%
5,676	Allianz SE ADR (Germany)	99,047
6,098	Mitsubishi UFJ Financial Group, Inc. ADR (MUFG) (Japan)	53,662

		152,709

Food, Beverage & Tobacco - 6.4%
1,741	British American Tobacco plc ADR (Britain)	120,565
752	Diageo plc ADR (Britain)	55,550
1,032	Nestle S.A. ADR (Switzerland)	116,461
3,031	Tesco plc ADR (Britain)	66,831

		359,407

Health Care Products & Services - 2.1%
1,384	Bayer AG ADR (Germany)	116,311

Industrial - 4.4%
1,030	Barrick Gold Corp. (Canada)	46,865
1,904	Companhia Vale do Rio Doce ADR (Brazil)	68,201
2,159	KUBOTA CORP. ADR (Japan)	77,271
494	Siemens AG ADR (Germany)	54,404

		246,741

Insurance - 3.5%
3,963	Axa ADR (France)	116,591
2,592	ING Groep N.V. ADR (Netherlands)	81,778

		198,369

Iron & Steel - 1.0%
1,165	Mechel ADR (Russia)	57,714

Metals - 0.8%
2,440	Alumina Ltd. ADR (Australia)	44,213

Miscellaneous Fabricated Products - 1.7%
959	ArcelorMittal ADR (Luxembourg)	95,008

Oil/Gas - 17.5%
617	BASF AG ADR (Germany)	84,827
2,206	E. ON AG ADR (Germany)	148,251
1,796	EnCana Corp. (Canada)	163,309
1,031	Santos Ltd. ADR (Australia)	85,748
998	Schlumberger Ltd. (United States)	107,215
3,467	Statoil ASA ADR (Norway)	129,596
906	Total S.A. ADR (France)	77,255
733	Transocean, Inc. (United States)	111,702
2,064	Ultrapar Participacoes S.A. ADR (Brazil)	78,494

		986,397

Pharmaceuticals - 11.8%
735	Alcon, Inc. (Switzerland)	119,651
1,676	GlaxoSmithKline plc ADR (Britain)	74,113
2,104	ICON plc ADR (Ireland)*	158,893
2,737	Novo-Nordisk A/S ADR (Denmark)	180,641
954	Syngenta AG ADR (Switzerland)	61,724
1,452	Teva Pharmaceutical Industries Ltd. ADR (Israel)	66,502

		661,524

Semiconductors - 2.0%
5,712	Aixtron AG ADR (Germany)	58,776
10,742	ARM Holdings plc ADR (Britain)	54,677

		113,453

Telecommunications Equipment & Services - 13.9%
1,552	America Movil ADR (Mexico)	81,868
1,313	BT Group plc ADR (Britain)	52,165
1,313	China Mobile Ltd. ADR (Hong Kong)	87,905
3,485	Nokia Oyj ADR (Finland)	85,383
961	Research In Motion Ltd. (Canada)*	112,341
1,536	Telefonica S.A. ADR (Spain)	122,234
1,665	Telenor ASA ADR (Norway)	93,948
2,448	Vimpel-Communications ADR (Russia)	72,657
2,458	Vodafone Group plc ADR (Britain)	72,413

		780,914

Tools & Hardware - 1.3%
1,720	Makita Corp. ADR (Japan)	70,451

Utilities - 1.5%
1,542	Veolia Environnement ADR (France)	86,121

Total Common Stocks (Cost $5,195,586)		5,548,945

MONEY MARKET FUNDS - 1.4%
77,625	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $77,625)	77,625

Total Investments - 100.0% (Cost $5,273,211)		5,626,570
Other Assets In Excess of Liabilities - 0.0%		804

Net Assets - 100.0%		$5,627,374

*	Non-Income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER MILLENNIUM FUNDS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (unaudited)

International
Growth
Portfolio
ASSETS
Securities at Cost	$5,273,211

Securities at Value (Note 1)	$5,626,570
Investment Income Receivable (Note 1)	7,119
Receivable for Shares Sold	5,698
Receivable from Adviser	70,288
Other Assets	6,943

Total Assets	5,716,618

LIABILITIES
Distribution Fees Payable (Note 3)	5,982
Trustees Fees Payable	9,000
Professional Fees	17,200
Other Liabilities	57,062

Total Liabilities	89,244

NET ASSETS	$5,627,374

NET ASSETS CONSIST OF:
Paid-in Capital	$5,327,454
Accumulated Net Investment Income	36,324
Accumulated Net Realized Loss on Investments	(89,763)
Net Unrealized Appreciation of Investments	353,359

NET ASSETS	$5,627,374

PRICING OF SHARES
Net assets	$5,627,374
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	516,018
Net asset value, offering price and redemption price per share	$10.91

See Notes to Financial Statements.

NAVELLIER MILLENNIUM FUNDS

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2008 (unaudited)

International
Growth
Portfolio
INVESTMENT INCOME
Interest (Note 1)	$1,828
Dividends(A) (Note 1)	69,696

Total Investment Income	71,524

EXPENSES
Investment Advisory Fee (Note 2)	23,457
Accounting and Pricing Fees	43,750
Distribution Plan Fees (Note 3)	5,864
Transfer Agent fees	2,277
Printing Expense	11,905
Trustees’ Fees	18,000
Custodian Fees	7,877
Legal Expense	12,500
Registration Fees	8,482
Audit Fees	8,250
Compliance Fees	60
Pricing Expense	631
Underwriting Fees (Note 3)	5,000
Other Expenses	289

Total Expenses	148,342
Less Expenses Reimbursed by Investment Adviser (Note 2)	(113,142)

Net Expenses	35,200

NET INVESTMENT INCOME	36,324

Net Realized Loss on Investments	(171,386)
Change in Net Unrealized Appreciation/Depreciation of Investments	(250,672)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(422,058)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(385,734)

(A) Net of foreign tax withholding of:	$26

See Notes to Financial Statements.

NAVELLIER MILLENNIUM FUNDS

STATEMENT OF CHANGES IN NET ASSETS
June 30, 2008

	International Growth
	Portfolio
	For The Six	For The
	Months Ended	Year Ended
	June 30, 2008	December 31,
	(unaudited)	2007
FROM INVESTMENT ACTIVITIES
Net Investment Income	$36,324	$30,595
Net Realized Gain (Loss) on Investment Transactions	(171,386)	217,507
Change in Net Unrealized Appreciation/Depreciation of Investments	(250,672)	197,015

Net Increase (Decrease) in Net Assets Resulting from Operations	(385,734)	445,117

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	--	(30,744)
From Net Realized Gain	--	(143,085)

Decrease in Net Assets Resulting from Distributions to Shareholders	--	(173,829)

FROM SHARE TRANSACTIONS
Net Proceeds from Sales of Shares	3,180,560	2,060,415
Reinvestment of Distributions	--	171,620
Cost of Shares Redeemed*	(996,469)	(545,390)

Net Increase in Net Assets Resulting from Share Transactions	2,184,091	1,686,645

Total Increase in Net Assets	1,798,357	1,957,933
Net Assets - Beginning of Period	3,829,017	1,871,084

Net Assets - End of Period	$5,627,374	$3,829,017

ACCUMULATED NET INVESTMENT INCOME	$36,324	$--

SHARES
Sold	284,848	174,634
Issued in Reinvestment of Distributions	--	14,495
Redeemed	(91,035)	(49,485)

NET INCREASE IN SHARES	193,813	139,644

* The cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the six months ended June 30, 2008, these fees were $6,168. For the year ended December 31, 2007, these fees were $938.

See Notes to Financial Statements.

NAVELLIER MILLENNIUM FUNDS

FINANCIAL HIGHLIGHTS

International Growth Portfolio	June 30, 2008

	For The Years Ended December 31,
	For The Six
	Months Ended
	June 30, 2008
	(unaudited)		2007		2006		2005	2004	2003
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$11.88		$10.25		$8.62		$7.76	$6.79	$5.08

Income from Investment Operations:
Net Investment Income	0.07		0.10		0.01		0.04	0.01	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.05)		2.23		1.97		1.09	0.96	1.71

Total from Investment Operations	(0.98)		2.33		1.98		1.13	0.97	1.81

Distributions to Shareholders:
From Net Investment Income	--		(0.10)		(0.01)		(0.04)	--	(0.10)
From Net Realized Gain	--		(0.60)		(0.34)		(0.23)	--	--

Total Distributions	--		(0.70)		(0.35)		(0.27)	--	(0.10)

Paid-in Capital from Redemption Fees	0.01		0.00	A	0.00	A	--	--	--

Net Increase (Decrease) in Net Asset Value	(0.97)		1.63		1.63		0.86	0.97	1.71

Net Asset Value - End of Period	$10.91		$11.88		$10.25		$8.62	$7.76	$6.79

TOTAL INVESTMENT RETURN*	(8.16	%)B	22.77%		23.01%		14.57%	14.29%	35.82%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.50	%C	1.50%		1.50%		1.50%	1.50%	1.50%
Expenses Before Reimbursement	6.32	%C	8.88%		15.14%		25.80%	23.37%	11.33%
Net Investment Income (Loss) After Reimbursement	1.55	%C	1.32%		0.06%		0.64%	0.10%	(0.02)%
Net Investment Loss Before Reimbursement	(3.27	%)C	(6.06)%		(13.58)%		(23.66)%	(21.77)%	(9.85)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	47	%C	91%		67%		75%	86%	161%
Net Assets at End of Period (in thousands)	$5,627		$3,829		$1,871		$800	$609	$640
Number of Shares Outstanding at End of Period (in thousands)	516		322		183		93	79	94

A Less than $0.01.

B Total returns for periods of less than one year are not annualized.

C Annualized.

* Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges which were in effect until April 25, 2005.

See Notes to Financial Statements.

NAVELLIER MILLENNIUM FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2008 (unaudited)

1. Significant Accounting Policies

The Navellier Millennium Funds (the “Fund”), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company and are authorized to issue shares of beneficial interest. The Fund’s objective is to achieve long-term capital growth. The Fund currently consists of the International Growth Portfolio (“the Portfolio”), a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

The following is a summary of significant accounting policies that the Fund follows:

(a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	$5,626,570	$--	$--

NAVELLIER MILLENNIUM FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (unaudited)

(b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

(d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management, Inc., the predecessor investment advisor (the “Adviser”). Under an agreement with the Adviser, the Fund pays a fee monthly at the annual rate of 1.00% of the daily net assets of the Portfolio. In arriving at, and approving, this advisory fee, the Trustees considered among other factors the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor’s willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

For the fiscal year ending December 31, 2008, the Adviser has agreed to limit the total operating expenses of the Portfolio to 1.50% of average annual net assets. In order to maintain that expense limitation, the Adviser has paid certain operating expenses on a net basis totaling $113,142, i.e., a waiver of 4.82% for the six months ended June 30, 2008. The Adviser’s voluntary limit of expense reimbursement of a portion of the Portfolio’s administration and other operating expenses was 7.38% for the year ended December 31, 2007, resulting in Net Total Annual Portfolio Operating Expenses of 1.50%.

The Investment Adviser has also agreed to future partial limits of expense reimbursement in future fiscal years so that the net total annual operating expenses after limit of expense reimbursements for any such fiscal year does not exceed 1.50%. The limit on reimbursement of expenses by the Investment Adviser is voluntary and may be withdrawn from year to year. If the Investment Adviser does not seek reimbursement within three (3) years of advancing expenses, then reimbursement is forever waived. If reimbursement is made, it must be approved by the Board of Trustees of the Fund.

3. Distribution Plan

IFS Fund Distributors, Inc. (the “Distributor”) acts as the Fund’s Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund’s shares, renders its service to the Fund pursuant to a distribution agreement.

NAVELLIER MILLENNIUM FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (unaudited)

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor’s overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

For the six months ended June 30, 2008, purchases and sales of securities (excluding short-term securities) were as follows:

International Growth
Portfolio
Purchases	$3,314,122
Sales	$1,079,361

5. Federal Income Taxes

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

The tax character of distributions paid for the years ended December 31, 2007 and 2006 was as follows:

	2007		2006
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
International Growth Portfolio	$83,830	$89,999	$7,102	$55,517

NAVELLIER MILLENNIUM FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (unaudited)

The following information is computed on a tax basis for each item for the year ended December 31, 2007:

International Growth
Portfolio
Gross Unrealized Appreciation	$650,878
Gross Unrealized Depreciation	(61,970)

Net Unrealized Appreciation	588,908
Undistributed Ordinary Income	7,984
Undistributed Long-term Capital Gains	88,762

Total Accumulated Earnings (Deficit)	$685,654

Cost of Investments for Federal Income Tax Purposes	$4,091,421

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of June 30, 2008, the Fund had the following federal tax cost resulting in net unrealized appreciation as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
	Cost*	Appreciation	Depreciation	Appreciation
International Growth Portfolio	$5,288,334	$698,299	$(360,063)	$338,236

As of December 31, 2007, the Portfolio reclassified dividends paid on the Statement of Assets and Liabilities as follows:

	Undistributed
	Net
	Investment	Capital	Paid-in
	Income	Gains	Capital
International Growth Portfolio	$149	$(149)	$--

Such reclassifications have no effect on the Fund’s net assets or net asset value per share.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in the financial statements.

NAVELLIER MILLENNIUM FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (unaudited)

7. Commitments and Contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NAVELLIER MILLENNIUM FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES
June 30, 2008 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2008” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Net Expense			Expenses Paid
	Ratio	Beginning	Ending	During the
	Annualized	Account Value	Account Value	Six Months Ended
	June 30,	January 1,	June 30,	June 30,
	2008	2008	2008	2008*
INTERNATIONAL GROWTH PORTFOLIO
Actual	1.50%	$1,000.00	$918.40	$7.15
Hypothetical	1.50%	$1,000.00	$1,017.40	$7.52

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 (or 366)] (to reflect the one-half year period).

NAVELLIER MILLENNIUM FUNDS

OTHER ITEMS
June 30, 2008 (unaudited)

Proxy Voting Guidelines

Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for the Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This page has been left blank intentionally.)

TRANSFER AGENT JP Morgan Chase Bank, N.A. P.O. Box 5354 Cincinnati, Ohio 45201 800-622-1386 E.S.T.
DISTRIBUTOR JFS Fund Distrbutor, Inc. 303 Broadway, suite 1100 Cincinnati Ohio45202
INVESTMENT ADVISER Navellier & Associates, Inc. One East Liberty third floor Reno, Nevada 89501 800-887-8671 P.S.T.

Item 2.	Codes of Ethics
          (a), (b) Registrant, The Navellier Millennium Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant’s Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Millennium Funds’ principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Millennium Funds’ principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Millennium Funds.

1

          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year.
          (e) N/A. See subparagraphs (c) and (d) above.
          (f) (3) The Navellier Millennium Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3.	Audit Committee Financial Expert
          (a)(1)(i) The Navellier Millennium Funds has at least one audit committee financial expert serving on its audit committee.
          (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 — 1992 and has substantial experience teaching, reviewing and assessing companies’ financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies’ financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4.	Principal Accountant Fees and Services
          (a) Audit Fees. The aggregate fees billed to The Navellier Millennium Funds for each of the last two fiscal years for the audit of The Navellier Millennium Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2007 were $19,300.00. The aggregate fees for audit services for fiscal 2006 were $32,000.00
          (b) Audit Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above were none for 2007 and none for 2006.
          (c) Tax Fees. The aggregate fees billed by The Navellier Millennium Funds’ principal accountant for tax compliance, tax advice or tax planning for 2007 were $2,700 and for 2006 were $5,000.
          (d) All Other Fees. There were no other fees billed by The Navellier Millennium Funds’ principal accountant for other services for 2007 or 2006.
          (e)(1) The audit committee’s pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees and Arnold Langsen) approves the hiring of the accountant or accounting firm to perform the registrant’s audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

2

          If there are any non audit services which the accountant or accounting firm perform for the registrant’s investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.
          (e)(2) N/A
          (f) N/A
          (g) $0 for 2007
                $6,000 for 2006
          (h) See Item 4, paragraph (e)(1).

Item 5.	Audit Committee of Listed Registrants
          The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman and Jacques Delacroix) and Arnold Langsen.

Item 6.	Reserved (See item 1)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
          N/A

Item 8.	Portfolio management of Closed-End Management Investment Companies
          N/A

Item 9.	Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchases
          N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no changes to procedures for recommending nominees to the Board of Trustees.

Item 11.	Controls and Procedures
          (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
          (b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits
          (a)(1) N/A The Codes of Ethics are available on request.
          (a)(2) A separate Certification by Louis Navellier is attached hereto as Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as Exhibit 2.

3

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NAVELLIER MILLENNIUM FUNDS
Date: August 29, 2008	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE NAVELLIER MILLENNIUM FUNDS
Date: August 29, 2008	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

THE NAVELLIER MILLENNIUM FUNDS
Date: August 29, 2008	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Financial Officer

4